INVESTMENT IN NON-MARKETABLE SECURITIES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Apr. 03, 2019
Investment amount	$ 89,001	$ 577,035
Phoenix Plus Corporation [Member]
Equity interest percentage			5.00%
Investment amount			$ 1,500
Shares issued price per share			$ 0.0001
Phoenix Plus Corporation [Member] | Common Stock [Member]
Shares purchased during period			15,000,000